LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended				18 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2021 CNY (¥)
Equity securities without readily determinable fair value
Beginning Balance	¥ 647,702		¥ 543,178	¥ 543,178		¥ 699,747		¥ 543,178
Additions	34,566			396,549		5,000
Disposal	(23,887)			(5,000)		(8,750)
Share of (loss) in equity method investments	(7,629)	$ (1,182)	(5,741)	(21,317)	$ (3,302)	(29,455)	¥ (41,143)
Impairment loss of investments	(2,056)	(318)	0	(282,076)	(43,688)	(154,898)	(23,140)
Unrealized losses recorded in accumulated other comprehensive loss			(100)			(99)	(1,146)
Impact of exchange rate	470			(4,949)		2,079
Ending Balance	656,795			647,702		543,178	699,747	656,795
Gain recognized on remeasurement of previously held equity interest in acquire (Note 3)	656,795					16,272
Business combinations achieved in stages (Note 3)						(35,040)
Equity method investments
Beginning Balance	57,491		206,823	206,823		219,935		206,823
Additions				53,929		161,951
Disposal						(104,149)
Share of (loss) in equity method investments	(7,629)	(1,182)	(5,741)	(21,317)	(3,302)	(29,455)	(41,143)
Impairment charges	0		(30,322)	(179,193)	(27,753)	(22,830)	0
Unrealized losses recorded in accumulated other comprehensive loss			(100)			(99)	(1,146)
Impact of exchange rate	(740)			(2,751)		139
Gain recognized on remeasurement of previously held equity interest in acquire (Note 3)	656,795					16,272
Business combinations achieved in stages (Note 3)						(35,040)
Ending Balance	49,122			57,491		206,823	219,935	49,122
Available for sales investment
Beginning Balance	0		10,443	10,443		34,476		10,443
Additions						10,533
Disposal				(10,443)		(35,739)
Share of (loss) in equity method investments	(7,629)	(1,182)	(5,741)	(21,317)	(3,302)	(29,455)	(41,143)
Impairment charges	0		(30,322)	(179,193)	(27,753)	(22,830)	0
Unrealized losses recorded in accumulated other comprehensive loss			(100)			(99)	(1,146)
Impact of exchange rate						(1,272)
Gain recognized on remeasurement of previously held equity interest in acquire (Note 3)	656,795					16,272
Business combinations achieved in stages (Note 3)						(35,040)
Ending Balance				0		10,443	34,476
Held-to-maturity investment
Beginning balance	33,079		15,200	15,200		0		15,200
Additions				19,100		15,200
Impairment charges				(1,221)
Ending balance	33,079			33,079		15,200	0	33,079
Long term investments
Beginning Balance	738,272	114,344	¥ 775,644	775,644		954,158		775,644
Additions	34,566			469,578		192,684
Disposal	(23,887)			(15,443)		(148,638)
Share of (loss) in equity method investments	(7,629)			(21,317)		(29,455)
Impairment charges	(2,056)			(462,490)		(177,728)
Unrealized losses recorded in accumulated other comprehensive loss						(99)
Impact of exchange rate	(270)			(7,700)		3,490
Gain recognized on remeasurement of previously held equity interest in acquire (Note 3)						16,272
Business combinations achieved in stages (Note 3)						(35,040)
Ending Balance	¥ 738,996	$ 114,456		¥ 738,272	$ 114,344	¥ 775,644	¥ 954,158	¥ 738,996